Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 53.7%
	Shares	Value ($)
U.S. Large Cap 53.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	3,651,473	171,144,551
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	16,371,477	340,854,163
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	8,452,530	166,683,895
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	5,312,463	176,692,533
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	5,527,248	176,595,573
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	8,857,387	165,367,409
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	17,809,536	340,696,416
Total		1,538,034,540
Total Equity Funds (Cost $1,572,464,876)		1,538,034,540

Exchange-Traded Fixed Income Funds 9.3%

Investment Grade 9.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,097,100	135,502,821
Vanguard Intermediate-Term Corporate Bond ETF	1,495,000	130,199,550
Total		265,702,371
Total Exchange-Traded Fixed Income Funds (Cost $282,439,762)		265,702,371

Fixed Income Funds 13.9%

High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	3,093,558	20,788,709
Investment Grade 13.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,467,497	77,960,670
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,411,273	22,641,858
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,685,827	19,791,613
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,214,402	23,583,381
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,007,578	76,592,831
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,757,222	75,951,173
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,058,514	11,061,469
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	6,182,394	70,355,640
Total		377,938,635
Total Fixed Income Funds (Cost $388,435,483)		398,727,344

Residential Mortgage-Backed Securities - Agency 22.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035	2.500%	227,100,000	235,523,103
04/20/2035- 04/15/2050	3.000%	385,988,000	404,337,292
Total Residential Mortgage-Backed Securities - Agency (Cost $636,630,507)			639,860,395

Options Purchased Puts 1.1%
Value ($)
(Cost $43,129,023)	31,706,100

Money Market Funds 18.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(d)	522,060,969	521,799,938
Total Money Market Funds (Cost $521,968,227)		521,799,938
Total Investments in Securities (Cost: $3,445,067,878)		3,395,830,688
Other Assets & Liabilities, Net		(529,678,991)
Net Assets		2,866,151,697
At March 31, 2020, securities and/or cash totaling $98,278,725 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index	21	06/2020	USD	13,490,925	—	(832,198)
S&P 500 Index E-mini	1,549	06/2020	USD	199,023,265	8,753,534	—
U.S. Long Bond	1,213	06/2020	USD	217,202,813	3,119,777	—
U.S. Treasury 10-Year Note	1,609	06/2020	USD	223,148,188	4,006,075	—
U.S. Treasury 2-Year Note	1,035	06/2020	USD	228,096,210	1,403,529	—
U.S. Treasury 5-Year Note	2,238	06/2020	USD	280,554,281	4,760,438	—
U.S. Ultra Treasury Bond	234	06/2020	USD	51,918,750	1,333,208	—
Total					23,376,561	(832,198)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(5,851)	06/2020	USD	(751,765,735)	—	(28,909,239)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	311,443,095	1,205	2,000.00	12/17/2021	27,725,621	19,575,225
S&P 500 Index	JPMorgan	USD	158,952,285	615	2,100.00	12/17/2021	15,403,402	12,130,875
Total							43,129,023	31,706,100

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	1.151	USD	200,000,000	(276,306)	—	—	—	(276,306)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	673,462,478	553,011,359	(704,412,868)	522,060,969	—	(3,442)	(161,193)	2,587,046	521,799,938
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	3,365,868	285,605	—	3,651,473	—	—	(40,594,729)	—	171,144,551
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	2,942,092	165,028	(13,562)	3,093,558	—	(12,756)	(2,847,379)	—	20,788,709
2	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	7,194,972	331,492	(58,967)	7,467,497	—	2,425	(1,667,123)	—	77,960,670
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	15,213,966	1,157,511	—	16,371,477	—	—	(79,619,813)	—	340,854,163
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	2,303,931	125,178	(17,836)	2,411,273	—	(1,756)	(897,637)	—	22,641,858
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	1,664,245	36,319	(14,737)	1,685,827	—	7,881	1,263,241	—	19,791,613
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	7,129,831	1,322,699	—	8,452,530	—	—	(60,447,597)	—	166,683,895
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	2,118,795	113,710	(18,103)	2,214,402	—	2,714	61,842	—	23,583,381
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	6,750,460	311,515	(54,397)	7,007,578	—	(9,288)	(576,184)	—	76,592,831
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	5,235,634	76,829	—	5,312,463	—	—	(22,793,543)	—	176,692,533
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	5,522,937	6,111	(1,800)	5,527,248	—	(447)	(19,970,637)	—	176,595,573
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	7,529,635	1,327,752	—	8,857,387	—	—	(60,707,817)	—	165,367,409
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	6,514,971	295,957	(53,706)	6,757,222	—	3,160	1,530,099	—	75,951,173
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,009,313	57,745	(8,544)	1,058,514	—	1,043	178,071	—	11,061,469
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	5,964,295	268,080	(49,981)	6,182,394	—	5,486	1,399,827	—	70,355,640
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	16,516,787	1,292,749	—	17,809,536	—	—	(80,310,289)	—	340,696,416
Total					—	(4,980)	(366,160,861)	2,587,046	2,458,561,822

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2020	3